Income taxes - Additional Information (Details) - EUR (€) € in Thousands		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Income taxes
Changes in estimates related to prior years		€ (1,245)	€ (187)	€ 2,051
Applicable tax rate		14.30%	14.40%	14.50%
Sportradar Group AG Switzerland
Income taxes
Applicable tax rate		14.30%	14.40%	14.50%
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised		€ 2,500,000		€ 2,100,000
Norway
Income taxes
Changes in estimates related to prior years				€ 2,100
Switzerland
Income taxes
Applicable tax rate	14.50%				9.00%
Tax rate applied for measuring deferred tax assets and liabilities					14.50%
Tax free set up					€ 1,948,000
Impairment of tax step-up		3,000	€ 5,300
Deferred tax asset tax step up		€ 7,300	€ 10,300		€ 17,000